Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Weighted-Average Assumptions Used under Black-Scholes/Monte Carlo

The key assumptions utilized to calculate the grant-date fair values for awards issued on these two grant dates are listed below:

	Key Assumptions for awards issued on
	December 12, 2017	December 22, 2017
Expected Volatility	31.2%	31.1%
Dividend yield	0.91%	0.87%
Risk-free rate	1.95%	2.01%

Additional Share Based Compensation Information

The table below provides additional share-based compensation information for the years ended December 31, 2017, 2016, and 2015:

	2017	2016	2015
	(in millions)
Total intrinsic value of options exercised and shares vested	$23	$12	$33
Fair value of shares vested	$17	$14	$36
Cash received from share award exercises	$28	$—	$8
Tax benefit of options exercised and shares vested	$—	$—	$—

CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Outstanding Stock Options

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2017:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$5.01–$10.00	214,574	0.15	$8.78	$991,332	214,574	0.15	$8.78	$991,332
				$991,332				$991,332

(A)

The difference between the exercise price of share-based compensation and the year-end market price of CNH Industrial common shares of $13.40. No amount is shown for awards with an exercise price that is greater than the year-end market price.

Stock Option Activity

The following table reflects the stock option activity under the CNH EIP for the year ended December 31, 2017:

	2017
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	7,210,881	$9.51
Forfeited	—	$—
Expired	(3,832,177)	$10.15
Exercised	(3,164,130)	$8.78
Outstanding at end of year	214,574	$8.78
Exercisable at end of year	214,574	$8.78

CNH EIP [Member] | Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Performance-Based Share Activity

The following table reflects the activity of performance-based share units under CNH Industrial EIP for the year ended December 31, 2017:

	2017
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	11,725,260	$9.23
Granted	6,632,100	$9.14
Forfeited/Cancelled	(11,725,260)	$9.23
Vested	—	$—
Nonvested at end of year	6,632,100	$9.14

CNH EIP [Member] | Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Restricted-Based Share Activity

The following table reflects the activity of restricted share units under CNH Industrial EIP for the year ended December 31, 2017:

	2017
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	4,232,708	$8.14
Granted	3,939,100	$13.23
Forfeited	(172,706)	$7.77
Vested	(1,906,868)	$8.67
Nonvested at end of year	6,092,234	$11.38